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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06471
Invesco Van Kampen Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Trust for Investment
Grade Municipals
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-CE-IGMUNI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—168.31%

Alabama—2.34%
Alabama (State of) Board of Education (Southern Union State Community College); Series 2003, Ref. & Improvement RB (INS-NATL) (a)	5.25%	07/01/20	$3,660	$3,839,706
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGL) (a)(b)	5.00%	06/01/39	3,225	3,217,776
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	2,500	2,551,475
Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)(g)	6.13%	05/15/12	2,000	2,072,080
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	2,525	1,808,582
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	3,395	3,533,210

				17,022,829

Alaska—0.49%
Matanuska-Susitna Borough (City of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (a)	5.75%	03/01/16	1,350	1,355,495
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	3,630	2,195,424

				3,550,919

Arizona—4.01%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	2,560	2,781,414
Series 2008 B, Highway RB (b)	5.00%	07/01/26	3,835	4,139,346
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	696,615
Series 2010, RB	5.13%	05/15/40	1,500	1,390,350
Glendale Industrial Development Authority; Series 2005 B, Ref. RB	5.00%	12/01/37	2,065	1,721,239
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Bonds (INS-AMBAC) (a)	5.25%	01/01/32	1,775	1,728,105
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)(g)	5.00%	07/01/14	3,330	3,613,183
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)(g)	5.50%	05/01/12	1,825	1,883,582
Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR (c)(d)(g)	5.50%	06/01/14	900	965,916
Series 2009 E, PCR (c)(d)(g)	5.75%	06/01/16	1,035	1,162,823
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	970	873,437
Series 2009, Education RB	7.13%	01/01/45	925	837,208
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	3,400	3,002,336
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	3,145	3,386,159
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,033,348

				29,215,061

California—14.28%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	1,300	1,462,318
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	1,500	1,506,360
Bay Area Toll Authority; Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	4,500	4,519,080
Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, Unlimited Tax CAB GO CAB Bonds (f)	0.00%	08/01/28	1,250	467,650
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB (b)	5.00%	12/01/24	1,175	1,295,696
Series 2008 AE, Water RB (b)	5.00%	12/01/25	1,500	1,638,330
Series 2008 AE, Water RB (b)	5.00%	12/01/26	1,500	1,627,470
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Series 2008 AE, Water RB (b)	5.00%	12/01/27	$875	$943,749
Series 2008 AE, Water RB (b)	5.00%	12/01/28	1,500	1,608,300
California (State of) Department of Water Resources;
Series 2002, Water RB (INS-NATL/FGIC) (a)	5.00%	12/01/29	730	748,089
Series 2002 X, RB(c)(g)	5.00%	12/01/12	10	10,701
Series 2002 X, RB(c)(g)	5.00%	12/01/12	260	278,023
California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,550,310
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,042,440
California (State of) Housing Finance Agency (Home Mortgage);
Series 2007 G, RB (e)	4.95%	08/01/23	3,000	2,849,700
Series 2007 G, RB (e)	5.05%	02/01/29	1,610	1,438,197
Series 2008 K, RB (e)	5.30%	08/01/23	4,800	4,706,928
Series 2008 K, RB (e)	5.45%	08/01/28	5,500	5,205,145
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	1,500	1,503,840
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,564,271
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,274,020
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	1,931,670
Series 2009 A, Ref. Economic Recovery GO Bonds	5.25%	07/01/21	2,900	3,339,350
California State University; Series 2002 A, Systemwide RB (INS-AMBAC) (a)	5.00%	11/01/33	5,000	4,963,150
Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	585	491,611
Florin (City of) Resource Conservation District (Elk Grove Water Service);
Series 2002 B, COP (INS-NATL) (a)	5.00%	03/01/33	3,000	2,464,530
Series 2003 A, COP (INS-NATL) (a)	5.00%	09/01/33	1,750	1,434,405
Foothill/Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB (f)(h)	0.00%	01/01/23	10,750	7,200,350
Series 1999, Ref. Toll Road CAB RB (INS-NATL) (a)(f)	0.00%	01/15/17	2,000	1,380,760
Fremont Unified School District; Series 2002 A, Unlimited Tax GO Bonds (INS-NATL/FGIC) (a)	5.00%	08/01/25	3,000	3,118,440
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	3,402,320
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	1,974,320
Los Angeles Unified School District; Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	1,980,630
Metropolitan Water District of Southern California;
Series 2003 B-1, Water RB (INS-NATL/FGIC) (a)	5.00%	10/01/33	1,500	1,521,825
Series 2009 A, Water RB	5.00%	01/01/34	2,500	2,601,475
Morongo Band of Mission Indians (Enterprise Casino); Series 2008, RB (i)	5.50%	03/01/18	235	222,383
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (a)	5.50%	11/01/35	3,500	3,428,460
Palomar Pomerado Health Care District; Series 2009, COP Bonds	6.75%	11/01/39	1,700	1,701,156
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,266,208
San Francisco (City & County of) Airports Commission (San Francisco International Airport); Series 2008 A-4, Ref. RB (c)(d)(g)(e)	6.50%	05/01/12	1,850	1,942,278
Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD RB (j)	0.11%	07/01/20	2,000	2,000,000
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	2,300	1,488,974
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	7,600	4,712,456
Temecula (City of) Redevelopment Agency (No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.25%	08/01/36	3,000	2,536,500
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,299,680
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)(d)(g)	3.50%	05/31/13	1,000	1,000,400
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,341,910

				103,985,858

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—2.63%
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement RB (INS-SYNCORA) (a)	5.25%	12/01/23	$3,405	$3,446,439
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	7,300	7,160,862
Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB(c)(g)	6.50%	11/15/11	1,125	1,167,750
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/27	800	664,736
Series 2007 A, RB	5.30%	07/01/37	600	447,024
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,710,540
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,204,349
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	955	764,506
Salida Hospital District; Series 2006, Hospital RB	5.25%	10/01/36	2,048	1,606,287

				19,172,493

Connecticut—1.36%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	3,580	3,442,313
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB	5.50%	04/01/21	1,800	1,857,816
Connecticut (State of) Housing Finance Authority; Series 2010 D-2, Sub. Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	2,500	2,468,850
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	2,150	2,155,848

				9,924,827

District of Columbia—2.47%
District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (a)	5.75%	06/01/18	2,000	1,978,500
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,650	3,863,379
Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,186,361
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility RB (INS-AGM/NATL/FGIC) (a)	5.50%	10/01/41	6,000	6,332,160
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/29	1,150	1,202,682
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/34	2,350	2,401,207
District of Columbia; Series 1993 E, Unlimited Tax GO Bonds(c)(g)	6.00%	06/01/13	5	5,023
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL/FGIC) (a)(e)	5.25%	10/01/32	1,000	1,002,030

				17,971,342

Florida—23.34%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	931,920
Series 2007, IDR	5.88%	11/15/36	1,000	769,070
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,740	1,582,252
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, RB	5.00%	04/01/34	4,960	4,608,931
Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (e)	5.75%	01/01/32	1,300	1,097,681
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	4,000	4,252,360
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,655,690
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, Healthcare Facilities RB (INS-AMBAC) (a)	5.95%	07/01/20	485	504,065
Florida (State of) Board of Education; Series 2005 D, Unlimited Tax GO Bonds (b)	4.75%	06/01/35	15,000	15,009,900
Florida (State of) Department of Transportation;
Series 2004 A, Turnpike RB (b)	5.00%	07/01/29	7,295	7,493,716
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,910	2,036,232
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,935	2,051,429
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	2,100	2,213,127
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,569,650
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida (State of) Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB (e)	8.60%	11/01/18	$150	$156,977
Florida (State of) Ports Financing Commission (State Transportation Trust Fund);
Series 1996, RB (INS-NATL) (a)(e)	5.38%	06/01/27	2,000	2,006,440
Series 2011 B, Ref. RB (e)	5.13%	06/01/27	2,475	2,440,474
Florida (State of) Ports Financing Commission (State Transportation Trust Fund-Intermodal Program); Series 1999, RB (INS-NATL/FGIC) (a)(e)	5.50%	10/01/29	8,475	8,487,797
Gainesville (City of); Series 1980, Utility System RB (h)	8.13%	10/01/14	260	292,557
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (k)	5.10%	05/01/14	1,000	350,000
Gulf Breeze (City of) (Local Government Loan Program);
Series 1985, RB (INS-FGIC) (a)(c)(d)(g)	5.65%	12/01/17	500	504,775
Series 1985, RB (INS-FGIC) (a)(d)	5.80%	12/01/20	1,000	1,006,670
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGL) (a)(b)(e)	5.38%	10/01/33	1,450	1,444,287
Series 2008 A, RB (INS-AGL) (a)(b)(e)	5.50%	10/01/38	3,260	3,194,278
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS-AMBAC) (a)(c)(d)(g)	5.00%	03/15/12	1,100	1,131,042
Series 2007 B, Ref. PCR (c)(d)(g)	5.15%	09/01/13	1,225	1,312,281
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, RB	5.25%	10/01/41	10,600	9,190,942
Hillsborough (County of) Port District (Tampa Port Authority); Series 2002 A, RB (INS-NATL) (a)(e)	5.38%	06/01/27	2,745	2,739,153
Hillsborough (County of);
Series 2000, Capacity Special Assessment RB (INS-AGM) (a)	5.00%	03/01/15	750	755,918
Series 2000, Capacity Special Assessment RB (INS-AGM) (a)	5.00%	09/01/15	750	755,798
Series 2006 A, Solid Waste & Resources Recovery RB (INS-BHAC) (a)(e)	4.50%	09/01/34	9,325	8,237,332
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Hospital System RB	5.00%	11/15/25	5,105	5,054,665
Lakeland (City of);
Series 1989, Electric & Water RB (h)	5.75%	10/01/19	2,230	2,404,319
Series 1990, Electric & Water CAB RB (f)(h)	0.00%	10/01/13	7,000	6,844,530
Lee (County of) Industrial Development Authority (County Community Charter Schools, LLC); Series 2007 A, RB	5.38%	06/15/37	1,000	772,280
Miami Beach (City of); Series 2000, Stormwater RB (INS-NATL/FGIC) (a)	5.25%	09/01/25	1,500	1,512,030
Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS-NATL/FGIC) (a)	5.45%	10/01/15	870	880,953
Series 2000 B, Aviation RB (INS-NATL/FGIC) (a)	5.75%	10/01/29	3,000	3,027,090
Series 2002, Aviation RB (INS-AGC/FGIC) (a)(e)	5.38%	10/01/27	2,000	2,014,680
Series 2002, Aviation RB (INS-AGC/FGIC) (a)(e)	5.38%	10/01/32	4,720	4,663,549
Series 2005, Aviation RB (INS-AGC/CIFG) (a)(e)	5.00%	10/01/38	3,200	2,848,864
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,064,827
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	989,313
Miami-Dade (County of);
Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.00%	10/01/33	2,000	1,856,380
Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.13%	10/01/35	2,000	1,845,780
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	825	806,850
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2007, First Mortgage RB	5.50%	07/01/32	2,475	1,999,156
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, MFH RB (i)	7.00%	10/01/25	1,000	1,021,360
Orange (County of);
Series 1992, Ref. Improvement CAB RB (INS-AMBAC) (a)(f)	0.00%	10/01/12	1,000	981,960
Series 1992, Ref. Improvement CAB RB (INS-AMBAC) (a)(f)	0.00%	10/01/13	1,000	956,950
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (k)	6.13%	05/01/35	190	2
Series 2010 A-2, Capital Improvement RB (l)	6.13%	05/01/35	200	122,216
Series 2010 B, Capital Improvement RB (l)	5.13%	05/01/17	460	383,677
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,503,117
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	4,000	4,523,400
Pembroke Pines (City of); Series 1992, Consolidated Utility System RB (INS-FGIC) (a)(h)	6.25%	09/01/11	270	273,769
Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS-NATL) (a)	5.00%	07/01/33	2,000	1,677,440
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(d)(g)	5.35%	05/01/18	$4,675	$5,037,967
Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	880	431,174
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (i)	5.25%	10/01/27	600	529,278
Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,350	970,380
South Lake (County of) Hospital District (South Lake Hospital, Inc.); Series 2003, RB	6.38%	10/01/28	1,000	1,009,460
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	824,070
Series 2006 A, Health Care RB	5.38%	01/01/40	1,500	1,108,995
St. Lucie (County of) School Board;
Series 2001 A, COP (a)(c)(g)	5.00%	07/01/11	2,000	2,028,040
Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/23	750	759,472
Sterling Hill Community Development (Hernando County); Series 2003 A, Capital Improvement RB	6.20%	05/01/35	1,250	1,089,125
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,000,130
Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	300	196,197
Series 2007, Special Assessment RB	6.65%	05/01/40	1,720	1,038,570
Series 2007 A, Special Assessment RB	5.25%	05/01/39	485	293,280
Village Center Community Development District;
Series 1993, Utility RB (INS-FGIC) (a)(h)	6.00%	11/01/18	1,000	1,214,210
Series 2001 A, Recreational RB (INS-NATL) (a)	5.20%	11/01/25	1,000	935,380
Series 2003, Utility RB (INS-NATL) (a)	5.25%	10/01/23	2,000	1,905,560
Series 2004 A, Recreational RB (INS-NATL) (a)	5.13%	11/01/36	3,500	2,849,350
Volusia (County of) Educational Facility Authority (Embry-Riddle Aeronautical University); Series 1999 A, RB	5.75%	10/15/29	1,000	1,000,730

				170,033,269

Georgia—4.57%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	1,015	1,032,357
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	560	569,576
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	315,630
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	956,580
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,250	5,260,920
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,025,602
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,176,760
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	2,004,142
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)(g)	2.50%	03/01/13	2,585	2,637,656
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc); Series 2010, RAC	6.00%	09/01/30	2,500	2,422,150
George L. Smith II Georgia World Congress Center Authority (Domed Stadium); Series 2000, Ref. RB (INS-NATL) (a)(e)	5.50%	07/01/20	1,500	1,501,980
Georgia (State of) Municipal Electric Authority;
Series 1997 A, RB (INS-NATL/IBC) (a)	6.50%	01/01/20	2,635	3,125,716
Series 1998, Power RB (c)(g)	6.50%	01/01/17	240	278,974
Series 1998, Power RB (c)(g)	6.50%	01/01/14	85	97,895
Series 1998, Power RB (INS-NATL/IBC/BNY) (a)	6.50%	01/01/17	5,575	6,460,756
Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	2,400	2,444,904

				33,311,598

Guam—0.08%
Guam (Commonwealth of) Power Authority; Series 1999 A, RB (INS-AMBAC) (a)	5.25%	10/01/34	690	601,984

Hawaii—0.60%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,375,690
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	2,991,206

				4,366,896

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Idaho—0.78%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	$1,000	$1,125,430
Series 2008 A, RB	6.75%	11/01/37	1,500	1,631,865
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,230	1,022,130
University of Idaho (The); Series 2011, Ref. General RB (c)(d)(g)	5.25%	04/01/21	1,750	1,936,813

				5,716,238

Illinois—12.94%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	1,910	1,598,307
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, IDR	5.50%	11/01/40	1,100	1,022,945
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/24	4,400	4,599,056
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/25	11,500	11,923,085
Series 2008 A, Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,700	5,704,503
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	5,775	5,733,362
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	5,900	5,857,461
Chicago (City of);
Series 1993, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.13%	01/01/15	685	731,470
Series 2001 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	01/01/31	1,095	1,083,492
Series 2008 A, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.25%	01/01/25	3,500	3,584,875
Series 2011, Tax Increment COP	7.13%	05/01/21	1,010	1,021,342
Series 2011, Tax Increment COP	7.13%	05/01/21	525	530,896
Granite City (City of) (Waste Management, Inc.); Series 2002, Disposal RB (c)(d)(g)(e)	3.50%	05/01/13	1,300	1,330,303
Illinois (State of) Finance Authority (Adventist Health System);
Series 1997, RB (INS-NATL) (a)	5.50%	11/15/13	2,310	2,520,510
Series 1997, RB (INS-NATL) (a)	5.50%	11/15/15	2,500	2,824,250
Illinois (State of) Finance Authority (Disposal Waste Management Inc.); Series 2005 A, Solid Waste RB (e)	5.05%	08/01/29	1,330	1,248,032
Illinois (State of) Finance Authority (Evangelical Hospital); Series 1992 C, RB (INS-AGM) (a)	6.75%	04/15/17	1,250	1,482,988
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. RB	5.50%	10/01/22	1,860	1,942,472
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	3,500	3,802,995
Series 2009 A, RB (b)	5.75%	08/15/30	2,000	2,112,180
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,305,690
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS RB	7.00%	11/15/15	2,700	2,670,516
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	1,967,982
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	916,320
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,117,819
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	4,500	4,009,320
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (h)	7.00%	02/15/18	1,880	2,249,740
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	3,565	3,600,721
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,298,084
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	5,446,530
United City of Yorkville (City of) (Cannonball/Beecher Road); Series 2007, Special Tax Bonds	5.75%	03/01/28	1,480	1,319,065
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	775	683,124

				94,239,435

Indiana—2.42%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	1,065	1,064,936
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	5,600	5,489,232
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,371,380
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana (State of) Finance Authority (Indianapolis Power & Light Company); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	$2,500	$2,739,525
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 A, Economic Development RB (c)(d)(g)(e)	1.85%	09/01/11	3,070	3,070,000
North Adams (City of) Community Schools Renovation Building Corp.; Series 2000, 1st Mortgage CAB RB (INS-AGM) (a)(f)	0.00%	01/15/19	1,280	990,899
Petersburg (City of) (Indianapolis Power & Light Company); Series 1995, PCR (e)	5.95%	12/01/29	1,500	1,522,470
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB (i)	5.75%	09/01/42	500	396,945

				17,645,387

Iowa—0.48%
Des Moines (City of);
Series 2000 A, Public Parking System RB (INS-NATL/FGIC) (a)	5.75%	06/01/15	1,685	1,691,319
Series 2000 A, Public Parking System RB (INS-NATL/FGIC) (a)	5.75%	06/01/16	1,785	1,791,694

				3,483,013

Kansas—0.98%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	3,800	4,013,256
Olathe (City of) (Olathe Medical Center); Series 2008, VRD RB (LOC-Bank of America, N.A.) (j)(m)	0.15%	09/01/32	3,115	3,115,000

				7,128,256

Kentucky—1.93%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGL) (a)	5.75%	12/01/28	2,300	2,415,368
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	2,400	2,396,424
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGL) (a)	5.25%	02/01/24	2,470	2,703,044
Series 2009, Ref. RB (INS-AGL) (a)	5.25%	02/01/25	2,780	3,000,482
Louisville/Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	3,520,681

				14,035,999

Louisiana—1.72%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (k)	5.25%	07/01/17	1,482	741,000
Louisiana (State of) Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGL) (a)	6.75%	06/01/26	3,100	3,602,262
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,707,480
Louisiana (State of) Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(g)(e)	5.25%	03/01/13	2,750	2,874,740
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,620,512

				12,545,994

Maryland—1.16%
Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	1,110	1,071,372
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art Issue); Series 2006, RB	5.00%	06/01/40	960	860,218
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,676,640
Maryland (State of) Transportation Authority (Baltimore/Washington International Airport); Series 2002 B, Airport Parking RB (INS-AMBAC) (a)(e)	5.13%	03/01/24	2,250	2,282,580
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,525,077
Prince George’s (County of) (National Harbor); Series 2004, Special Obligation RB	5.20%	07/01/34	1,175	1,016,222

				8,432,109

Massachusetts—4.42%
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. System RB	5.00%	01/01/32	6,000	6,098,160
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
Series 2007 A, RB	5.75%	11/15/35	350	196,788
Series 2007 A, RB	5.75%	11/15/42	750	402,983
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	$1,225	$1,314,976
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	1,385	1,375,139
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,721,681
Massachusetts (State of) Health & Educational Facilities Authority (Covenant Health Care Systems); Series 2002, RB	6.00%	07/01/31	395	397,599
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/38	7,000	7,278,600
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	775,582
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (INS-AGM) (a)(b)	5.00%	08/15/30	3,850	3,986,136
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	5,740	5,570,670
Massachusetts (State of) Water Resources Authority; Series 2009 B, RB	5.00%	08/01/22	1,800	2,052,540

				32,170,854

Michigan—4.31%
Detroit (City of) Downtown Development Authority;
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/17	3,015	2,264,808
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/18	3,050	2,141,710
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/19	3,050	1,993,602
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/22	3,050	1,612,321
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/23	3,050	1,494,775
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/24	3,050	1,388,665
Detroit (City of); Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (a)	7.00%	07/01/27	3,925	4,587,932
Grand Rapids (City of) Downtown Development Authority;
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (a)(f)	0.00%	06/01/15	3,500	2,889,600
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (a)(f)	0.00%	06/01/16	2,765	2,152,746
Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)(g)	5.25%	01/15/14	1,350	1,477,805
Series 2008 A, RB (c)(d)(g)	5.50%	01/15/15	600	675,696
Michigan (State of) Strategic Fund (Detroit Edison Co.);
Series 1995 CC, Ref. Limited Obligation PCR (a)(c)(d)(g)	4.85%	09/01/11	2,500	2,518,975
Series 1999 B, Ref. Limited Obligation PCR (e)	5.65%	09/01/29	1,000	1,000,890
Series 2002 C, Ref. Limited Obligation RB (INS-SYNCORA) (a)(e)	5.45%	12/15/32	2,500	2,439,600
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	2,734,710

				31,373,835

Minnesota—1.13%
Chisago (City of) (CDL Homes LLC); Series 2007, Health Care Facilities RB	6.00%	08/01/42	385	336,398
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	2,750	3,076,397
Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,850	2,018,313
Minnesota (State of) Agricultural & Economic Development Board (Healthcare System); Series 1997 A, RB (INS-NATL) (a)	5.75%	11/15/26	50	50,022
North Oaks (City of) (Presbyterian Homes of North Oaks); Series 2007, Sr. Housing RB	6.00%	10/01/33	775	725,268
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,008,996

				8,215,394

Mississippi—0.71%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR (j)	0.11%	12/01/30	2,700	2,700,000
Series 2007 C, VRD Gulf Opportunity Zone IDR (j)	0.11%	12/01/30	2,500	2,500,000

				5,200,000

Missouri—2.80%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Care Facilities RB	5.63%	06/01/27	245	238,579
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,458,413
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Sr. Living Facilities RB	5.50%	02/01/35	$625	$570,287
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. IDR	5.75%	05/15/26	2,500	2,361,050
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. IDR	5.50%	09/01/28	2,290	2,417,438
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community RB	7.50%	11/15/16	2,500	2,517,925
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	1,140	1,091,276
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Sr. RB	5.38%	02/01/35	1,200	1,072,404
Missouri (State of) Health & Educational Facilities Authority (Washington University) Series 2000 B, VRD RB (j)	0.12%	03/01/40	1,200	1,200,000
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2004 B, VRD RB (j)	0.10%	02/15/34	2,500	2,500,000
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Tax Increment Allocation RB	5.75%	11/01/27	900	810,621
St. Louis (County of) Industrial Development Authority (Friendship Village West Community); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,233,250
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	891,121
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,031,030

				20,393,394

Nebraska—0.57%
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (j)(m)	0.13%	06/01/31	1,475	1,475,000
Omaha (City of) Public Power District; Series 2006 A, Electricity RB (b)	5.00%	02/01/34	2,615	2,654,905

				4,129,905

Nevada—2.36%
Clark (County of) (Southwest Gas Corp.);
Series 2003 D, IDR (INS-NATL/FGIC) (a)(e)	5.25%	03/01/38	3,500	3,193,295
Series 2004 A, IDR (INS-AMBAC) (a)(e)	5.25%	07/01/34	3,000	2,738,070
Nevada (State of) (Capital Improvement & Cultural Affairs);
Series 2008 C, Limited Tax GO Bonds (b)	5.00%	06/01/22	4,300	4,702,394
Series 2008 C, Limited Tax GO Bonds (b)	5.00%	06/01/23	3,300	3,578,949
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	2,982,520

				17,195,228

New Hampshire—0.36%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (a)(e)	6.30%	05/01/22	800	801,176
New Hampshire (State of) Business Finance Authority (United Illuminating Co.);
Series 1997, PCR (c)(d)(g)(e)	7.13%	02/01/12	1,050	1,088,871
Series 2009 A, Ref. PCR (c)(d)(g)(e)	6.88%	02/01/12	750	776,468

				2,666,515

New Jersey—5.04%
New Jersey (State of) Economic Development Authority (Lawrenceville School); Series 1996 B, VRD RB (j)	0.10%	07/01/26	2,500	2,500,000
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,300,785
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (a)	5.90%	03/15/21	25,000	29,469,500
New Jersey (State of) Transportation Trust Fund Authority (Transportation System); Series 1999 A, RB	5.75%	06/15/17	2,095	2,416,415

				36,686,700

New Mexico—0.89%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	2,979,375
Jicarilla Apache Nation; Series 2003 A, RB (i)	5.50%	09/01/23	1,250	1,301,913
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	$2,050	$2,223,000

				6,504,288

New York—13.98%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,082,834
Series 2009, PILOT RB	6.38%	07/15/43	860	872,719
Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-NATL) (a)	5.25%	11/15/31	2,500	2,510,525
Series 2009 B, Dedicated Tax Funds RB	5.25%	11/15/28	4,000	4,262,520
Series 2010 D, Transportation RB	5.25%	11/15/26	7,500	7,961,775
Nassau (County of) Industrial Development Authority (Cold Spring Harbor Laboratory Project); Series 1999, VRD Civic Facilities Ref. IDR (j)	0.10%	01/01/34	1,000	1,000,000
New York (City of) Housing Development Corp.; Series 2007 E1, Multifamily Housing RB (e)	5.35%	11/01/37	2,400	2,389,800
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	3,000	3,016,320
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer RB (b)	5.00%	06/15/22	8,450	9,448,030
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transportation Facilities RB (h)	5.40%	01/01/18	14,930	17,346,122
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	5,300	5,476,066
New York (City of);
Series 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	7,225	7,684,149
Subseries 1993 A-7, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (j)(m)	0.10%	08/01/20	700	700,000
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (INS-NATL) (a)	5.00%	08/01/33	2,500	2,503,825
New York (State of) Dormitory Authority; Series 2009 C, Non State Supported Debt School District Financing Program RB (INS-AGL) (a)	5.00%	10/01/24	3,000	3,253,140
New York (State of) Local Government Assistance Corp.; Series 1993 E, Ref. RB	6.00%	04/01/14	2,735	2,982,600
New York (State of) Thruway Authority;
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	2,800	3,037,328
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	3,100	3,345,334
New York (State of) Urban Development Corp. (Rensselaer Polytechnic Institute — Center for Industrial Innovation); Series 1995, Ref. RB	5.50%	01/01/13	790	818,211
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(e)	5.75%	12/01/22	3,000	2,922,090
Series 1997, Special Obligation RB (INS-NATL) (a)(e)	5.75%	12/01/25	3,000	2,858,880
Series 2010, Special Obligation RB	6.00%	12/01/36	3,000	3,019,860
Port Authority of New York & New Jersey; Series 2006 144th, Consolidated RB (b)	5.00%	10/01/35	12,100	12,351,680

				101,843,808

North Carolina—4.59%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power Systems RB	5.00%	01/01/26	6,510	6,750,805
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	865,945
North Carolina (State of) Municipal Power Agency No. 1 (Indexed Caps); Series 1992, Electric RB (INS-NATL) (a)	6.00%	01/01/12	25,000	25,808,000

				33,424,750

North Dakota—0.33%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	985,130
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facility RB	5.13%	07/01/29	1,500	1,416,300
				2,401,430
Ohio—8.88%
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	450	397,021
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	1,200	1,209,756
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital RB (INS-AGM) (a)(b)	5.00%	04/01/24	4,800	4,974,768
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Series 2006 A, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	$4,500	$4,665,690
Series 2006 B, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,525	4,691,656
Lucas (County of) Hospital Promedica Healthcare Series 2011 A, RB,	6.50%	11/15/37	3,500	3,848,495
Montgomery (County of) (Catholic Health); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,567,150
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	2,370	2,479,447
Series 2009 A, RB	6.25%	11/15/39	1,465	1,520,538
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (b)	5.00%	01/01/27	4,000	4,114,200
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC/FGIC) (a)(b)(e)	4.80%	09/01/36	8,000	7,648,720
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR (c)(d)(g)	2.25%	06/03/13	5,000	5,033,300
Series 2009 C, Ref. PCR Bonds	5.63%	06/01/18	4,300	4,656,384
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(g)(e)	2.88%	08/01/14	2,000	2,026,800
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	2,390	2,261,155
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	3,000	3,094,620
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(e)	5.30%	09/01/28	2,232	2,251,954
Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(e)	5.40%	03/01/33	1,904	1,924,201
Series 2008 F, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)	5.50%	09/01/39	2,262	2,323,323
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)(g)	5.88%	06/01/16	3,610	3,978,942

				64,668,120

Oregon—0.27%
Portland (City of) (Downtown Waterfront); Series 2000 A, Renewal & Redevelopment Tax Allocation Bonds (INS-AMBAC) (a)	5.75%	06/15/16	1,985	1,992,801

Pennsylvania—2.13%
Allegheny (County of) Higher Education Building Authority Duquesne University Series 2011 A, RB,	5.50%	03/01/28	1,500	1,595,295
Delaware (County of) River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,450	1,457,482
Series 2010 D, RB	5.00%	01/01/40	1,500	1,500,450
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	2,767,383
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. Turnpike RB (INS-AGL) (a)	5.00%	06/01/39	1,825	1,775,415
Series 2010 B-2, Conv. Sub. CAB RB (f)	0.00%	12/01/28	3,450	2,790,360
Series 2010 B-2, Conv. Sub. CAB RB (f)	0.00%	12/01/34	2,100	1,684,158
Philadelphia (City of) Industrial Development Authority (Philadelphia Airport System); Series 2001 A, Airport RB (INS-NATL/FGIC) (a)(e)	5.13%	07/01/19	1,000	1,010,790
Ridley Park Hospital Authority (Taylor Hospital); Series 1993 A, Hospital RB (h)	6.00%	12/01/13	860	923,347

				15,504,680

Puerto Rico—3.08%
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB (c)(g)	5.25%	07/01/14	50	56,722
Puerto Rico Electric Power Authority;
Series 2010 CCC, Power RB	5.25%	07/01/27	3,200	3,175,840
Series 2010 XX, Power RB	5.25%	07/01/40	3,050	2,884,934
Puerto Rico Sales Tax Financing Corp.;
First Sub. Series 2010 A, Sales Tax RB	5.38%	08/01/39	3,100	3,027,212
First Sub. Series 2010 C, Sales Tax RB	5.25%	08/01/41	5,700	5,450,511
Series 2009 A, First Sub. Sales Tax RB (c)(d)(g)	5.00%	08/01/11	4,350	4,385,104
Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	3,500	3,473,890

				22,454,213

Rhode Island—0.36%
Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	3,000	2,611,950

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—5.36%
Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (h)	5.25%	02/01/16	$2,375	$2,634,825
Charleston (County of) Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, RB (b)	5.25%	12/01/25	10,125	10,596,926
Series 2005, RB (b)	5.25%	12/01/26	3,375	3,500,044
Myrtle Beach (City of);
Series 2004 A, Hospitality Fee RB (INS-NATL/FGIC) (a)	5.38%	06/01/21	1,840	1,927,510
Series 2004 A, Hospitality Fee RB (INS-NATL/FGIC) (a)	5.38%	06/01/22	1,935	2,014,412
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. Hospital & Improvement RB (INS-AGL) (a)	5.50%	02/01/38	1,000	1,014,590
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);
Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	4,500	4,630,185
Series 2002 B, IDR (INS-AMBAC) (a)(e)	5.45%	11/01/32	3,750	3,626,588
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	3,000	3,011,100
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,060,192
South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/27	750	299,775
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 A, Ref. RB	5.00%	01/01/33	4,500	4,698,495

				39,014,642

South Dakota—0.06%
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 1998 A, RB (INS-AMBAC) (a)	5.40%	08/01/13	410	412,403

Tennessee—2.13%
Chattanooga (City of) Health Educational & Housing Facility Board (CDFI Phase I, LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	3,737,438
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage MTN Hospital RB (c)(g)	7.50%	07/01/12	3,500	3,816,190
Series 2006 A, First Mortgage MTN Hospital RB	5.50%	07/01/36	3,620	3,248,733
Shelby (County of) Health Educational & Housing Facilities Board; Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	4,550	4,702,289

				15,504,650

Texas—17.62%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	2,375	2,451,617
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,875	2,075,681
Series 2009, Ref. & Improvement RB (INS-AGL) (a)	5.00%	08/15/19	2,200	2,415,226
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	980	1,035,301
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2000 A, Joint Airport RB (INS-NATL/FGIC) (a)(e)	5.75%	11/01/30	4,000	4,003,640
Series 2001 A, Ref. Improvement Airport RB (INS-BHAC/FGIC) (a)(e)	5.50%	11/01/31	4,000	4,004,080
Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	5.75%	11/01/18	1,050	1,053,633
Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	6.00%	11/01/23	2,000	2,007,320
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	08/15/37	7,960	8,096,673
Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB (b)	5.00%	08/15/32	1,000	1,030,120
Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2007 B, VRD Hospital RB (LOC- JP Morgan Chase Bank, N.A.) (j)(m)	0.11%	11/15/47	460	460,000
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	1,200	1,324,548
Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,607,242
Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (a)(e)	5.63%	07/01/30	1,000	1,000,210
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Series 2007 A, Ref. First Lien Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	$12,800	$13,036,416
Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	02/01/37	5,025	5,085,200
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	2,425	2,383,047
Lubbock (City of) Health Facilities Development Corp. (Saint Joseph Health System); Series 2008 B, VRD Ref. (LOC-Wachovia Bank N.A.) (j)(m)	0.11%	07/01/23	5,000	5,000,000
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, Health System RB	5.50%	02/15/32	1,650	1,387,634
Series 2007, Health System RB	5.50%	02/15/37	1,250	1,010,038
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Company); Series 2008, Ref. PCR (c)(d)(g)	1.13%	06/01/12	2,800	2,799,804
McLennan (County of) Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	1,795	1,926,556
Mission (City of) Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(g)(e)	6.00%	08/01/13	1,500	1,618,245
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS-AMBAC) (a)	5.25%	08/15/32	3,450	3,472,528
North Texas Tollway Authority (Special Projects System); Series 2011 A, RB	5.50%	09/01/36	4,365	4,615,158
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,044,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,080,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,517,625
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,332,508
Series 2008 L-2, Ref. First Tier System RB (c)(d)(g)	6.00%	01/01/13	2,250	2,401,380
Port Freeport (City of) (The Dow Chemical Co.); Series 1991, Ref. RB	5.25%	10/01/11	1,000	1,000,980
Southwest Higher Education Authority Series 2010, RB	5.00%	10/01/35	1,250	1,280,363
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	914,220
Series 2007, Retirement Facility RB	5.75%	11/15/37	2,965	2,559,240
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	6,464,500
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	650	540,378
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,850	1,792,927
Tarrant (County of) Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGL) (a)	6.25%	07/01/28	4,900	5,233,004
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (b)	5.00%	04/01/28	8,700	9,330,837
Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, RB (e)	4.55%	04/01/12	1,500	1,513,500
Texas (State of) Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (a)	5.50%	09/01/13	315	318,052
Texas (State of) Water Development Board (State Revolving Fund); Series 1999 B, Sr. Lien RB	5.25%	07/15/17	1,500	1,505,850
Texas A&M University Board of Regents; Series 2009, Financing System RB	5.00%	05/15/28	4,000	4,331,120
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,102,240
Tyler (City of) Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	4,900	4,159,218

				128,322,659

Utah—0.24%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100	922,207
Utah (State of) Housing Corp.; Series 2007 E-1-CL I, Single Family Mortgage RB (b)(e)	5.25%	01/01/39	808	816,411

				1,738,618

Virgin Islands—0.58%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,500	1,510,905
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	2,775	2,756,574

				4,267,479

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia—0.52%
Lexington (City of) Industrial Development Authority (Kendall at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	$700	$562,422
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	744	680,128
Virginia (State of) Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (c)(g)	5.50%	06/01/26	800	889,720
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,638	1,663,798

				3,796,068

Washington—2.40%
Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,080	1,180,008
Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/26	1,175	1,270,845
Energy Northwest (No. 3); Series 2001 A, Ref. Electric RB (c)(g)	5.50%	07/01/11	2,500	2,536,100
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (a)	5.00%	12/01/33	1,000	1,008,780
Kalispel Tribe Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	1,950	1,723,819
Radford Court Properties;
Series 2000, Student Housing RB (INS-NATL) (a)	6.00%	06/01/15	1,435	1,440,683
Series 2000, Student Housing RB (INS-NATL) (a)	6.00%	06/01/16	1,585	1,591,277
Spokane (City of) Public Facilities District; Series 2003, RB (INS-NATL) (a)	5.25%	09/01/33	3,000	3,019,860
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, Health Care Facilities Authority RB	6.25%	11/15/41	1,525	1,561,249
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (i)	6.00%	01/01/27	2,325	2,143,603

				17,476,224

West Virginia—1.06%
Ohio (County of) (Fort Henry Centre Tax Increment Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	246,280
Pleasants (County of) (County Commission Allegheny); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,201,235
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, Hospital RB	6.00%	10/01/20	1,500	1,472,595
Series 2008, Hospital RB	6.25%	10/01/23	1,695	1,650,150
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/34	1,630	1,644,686
Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/39	1,535	1,535,983

				7,750,929

Wisconsin—2.85%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (c)(g)	5.50%	12/15/20	2,000	2,395,920
Superior (City of) (Superior Water, Light & Power Company);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	700	716,541
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	625	604,388
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)(g)	5.13%	08/15/16	1,400	1,543,248
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC-JP Morgan Chase Bank, N.A.) (j)(m)	0.15%	12/01/32	2,945	2,945,000
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (j)(m)	0.13%	12/01/24	2,740	2,740,000
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	1,931,215
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(e)	5.30%	09/01/23	4,100	4,238,293
Series 2008 A, Home Ownership RB (b)(e)	5.50%	09/01/28	1,895	1,918,782
Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	1,545	1,706,850

				20,740,237

Wyoming—0.70%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	2,000	1,955,960
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	1,952,157
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR (j)	0.08%	08/15/20	$1,200	$1,200,000

				5,108,117

TOTAL INVESTMENTS(n)—168.31% (Cost $1,215,176,564)				1,225,953,398

FLOATING RATE NOTE OBLIGATIONS—(22.20)%(o)
Notes with interest rates ranging from 0.18% to 0.43% at 05/31/2011 and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2041 (See Note 1F)				(161,730,000)

OTHER ASSETS LESS LIABILITIES—1.72%				12,540,721

PREFERRED SHARES— (47.83%)				(348,400,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$728,364,119

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.

AGC	—	Assured Guaranty Corp.

AGL	—	Assured Guaranty Ltd.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BHAC	—	Berkshire Hathaway Assurance Corp.

BNY	—	Bank of New York

CAB	—	Capital Appreciation Bond

CIFG	—	CIFG Assurance North America, Inc.

Conv.	—	Convertible

COP	—	Certificates of Participation

FGIC	—	Financial Guaranty Insurance Co.

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

IBC	—	International Bancshares Corp.

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

LOC	—	Letter of Credit

MFH	—	Multi-Family Housing

MTN	—	Medium-Term Notes

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

RAC	—	Revenue Anticipation Certificates

RB	—	Revenue Bonds

Ref.	—	Refunding

Sec.	—	Secured

SYNCORA	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated

TEMPS	—	Tax-Exempt Mandatory Paydown Securities

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1F.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at discount.

(g)	Advance refunded.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $5,615,482, which represented 0.77% of the Trust’s Net Assets.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $1,522,176, which represented 0.21% of the Trust’s Net Assets

(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

American Municipal Bond Assurance Corp.*	6.13%
Assured Guaranty Ltd.	7.65%
Assured Guaranty Municipal Corp.	13.31%
National Public Finance Guarantee Corp.	22.23%

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $281,248,992 are held by Dealer Trusts and serve as collateral for the $161,730,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Invesco Van Kampen Trust for Investment Grade Municipals

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen Trust for Investment Grade Municipals

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	$—	$1,225,953,398	$—	$1,225,953,398
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $48,117,281 and $39,532,307, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$42,933,712
Aggregate unrealized (depreciation) of investment securities	(28,722,207)
Net unrealized appreciation of investment securities	$14,211,505

Cost of investments for tax purposes is $1,211,741,893
Invesco Van Kampen Trust for Investment Grade Municipals

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.